N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (1.9%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$218,968
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	282,805
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	506,020
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	107,899
		1,115,692
General Obligation (45.8%)
Atchison Cnty KS USD #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	558,940
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/27	250,000	293,628
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/28	250,000	289,347
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/29	250,000	286,382
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/30	250,000	284,897
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/31	500,000	566,365
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	627,956
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	555,545
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	111,981
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	548,265
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	363,626
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	106,546
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	276,645
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	276,735
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	422,958
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	280,522
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	511,075
Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,288,690
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	274,265
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	225,046
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,125,230
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	279,480
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	274,335
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	297,607
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	165,343
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	261,890
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,795
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,446
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,176
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	232,822
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	332,769
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,163,110
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	572,155
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	338,515
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	112,464
Manhattan KS GO 5.000% 11/01/28	130,000	142,225
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	286,360
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	286,283
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	271,662
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	262,368
Newton KS Unlimited GO 5.000% 09/01/21	100,000	115,210
Newton KS Unlimited GO 4.750% 09/01/29	435,000	474,820
Olathe KS GO 4.000% 10/01/19	100,000	103,461
Park City KS 5.100% 12/01/20	200,000	229,288
Park City KS 5.500% 12/01/24	100,000	113,495
Park City KS 6.000% 12/01/29	500,000	580,910
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	277,215
Reno County Kansas GO 4.000% 09/01/23	175,000	188,045
Salina KS GO 4.625% 10/01/27	200,000	209,988
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	267,611
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,431
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	279,953
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	112,412
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	545,494
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,285
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	816,765
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	266,398
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	580,415
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	401,915
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	548,495
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	552,850
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	549,635
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	519,310
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	297,158
Wichita KS GO 4.500% 09/01/22	150,000	159,825
Wichita KS GO 4.750% 09/01/27	180,000	191,014
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	155,378
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	265,613
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	529,520
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	113,342
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	296,623
		26,648,323
Health Care (21.7%)
Ashland KS Public Bldg Commission Revenue 5.000% 9/01/30	1,020,000	1,061,830
Ashland KS Public Bldg Commission Revenue 5.000% 9/01/35	500,000	512,945
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,075,570
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	281,608
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	283,005
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,092
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	539,035
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 11/15/22	500,000	500,650
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	436,166
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	520,860
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	271,713
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,069,240
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	830,221
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	106,604
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	508,005
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	303,237
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	533,970
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	288,785
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	287,930
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	555,210
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	522,890
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	271,143
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	261,213
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	461,510
Univ KS Hosp Auth 5.000% 09/01/35	500,000	556,570
Univ KS Hosp Auth 5.000% 09/01/26	60,000	62,389
Univ KS Hosp Auth 5.000% 09/01/26	40,000	40,980
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	364,326
		12,620,697
Housing (0.3%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	20,000	20,021
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	185,000	185,128
		205,149
Other Revenue (16.8%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,326
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	348,611
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	377,783
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	106,787
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,111,140
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	521,915
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	261,238
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,030
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	541,375
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	262,143
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	254,860
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	135,054
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	381,980
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	268,445
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	267,065
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	100,000	107,750
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	535,585
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	548,425
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,118,970
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	549,515
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	283,119
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	645,132
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	551,610
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	435,372
		9,794,230
Transportation (0.5%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	269,413

Utilities (10.3%)
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	253,610
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,143,870
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	525,510
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	794,265
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	506,825
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	315,153
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	220,796
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	545,705
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	272,635
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,392,788
		5,971,157

TOTAL MUNICIPAL BONDS (COST: $53,545,634)		$56,624,661

SHORT-TERM SECURITIES (1.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $952,139)	952,139	$952,139

TOTAL INVESTMENTS IN SECURITIES (COST: $54,497,773) (98.9%)		$57,576,800
OTHER ASSETS LESS LIABILITIES (1.1%)		645,072

NET ASSETS (100.0%)		$58,221,872

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 30, 2015.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.7%)

Education (25.3%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$397,145
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,715,100
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	213,466
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	768,547
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	200,296
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	280,437
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	268,257
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	516,215
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 07/01/35	1,500,000	1,731,945
Univ of NE Brd of Regt (Sutudent Fees & Fac) 5.000% 05/15/35	500,000	574,510
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	604,842
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	261,707
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	639,810
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	267,413
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	271,353
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	307,384
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,095,120
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	277,033
		10,390,580
General Obligation (17.1%)
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	258,395
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/23	500,000	502,980
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	574,290
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	563,860
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,255
Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,276,240
Omaha NE Various Purpose 4.250% 10/15/26	500,000	519,425
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	282,320
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	275,113
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	261,380
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	273,043
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,047,760
Ralston NE Arena GO 4.500% 09/15/31	500,000	508,515
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	284,790
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	291,688
		7,022,054
Health Care (11.2%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	278,925
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	260,272
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	556,395
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	898,278
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	468,913
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,016,330
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	284,630
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	284,035
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	283,588
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	271,977
		4,603,343
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	278,197
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	556,395
		834,592
Other Revenue (8.7%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	822,285
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	271,518
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	168,922
#NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	295,632
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	510,740
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,047
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,155,730
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	209,852
		3,554,726
Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	567,910

Utilities (32.0%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,125,350
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	550,790
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	528,800
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	291,765
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	530,295
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,118,040
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	258,125
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	309,881
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	443,216
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	269,922
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	266,947
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	827,512
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	273,902
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	216,661
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	556,510
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	109,124
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	289,098
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	559,050
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	409,628
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	276,653
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	111,220
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	270,000	283,441
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	295,553
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	294,035
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	584,605
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.750% 02/01/25	250,000	252,737
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	286,533
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	263,272
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	263,272
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	820,373
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	227,170
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	283,137
		13,176,617

TOTAL MUNICIPAL BONDS (COST: $38,433,247)		$40,149,822

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $760,380)	760,380	$760,380

TOTAL INVESTMENTS IN SECURITIES (COST: $39,193,627) (99.6%)		$40,910,202
OTHER ASSETS LESS LIABILITIES (0.4%)		177,437

NET ASSETS (100.0%)		$41,087,639

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 30, 2015.
#When-issued purchase as of October 30, 2015.

OKLAHOMA MUNICIPAL BOND
Schedule of InvestmentsOctober 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (20.7%)
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	$140,000	$153,413
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	666,338
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	796,605
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	268,157
OK Dev Fin Auth Lease Rev (OK St Higher Ed Master Lease) 4.500% 06/01/26	250,000	253,837
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	561,830
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	500,000	589,575
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	576,445
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	563,020
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	297,461
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	306,608
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	320,982
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	330,224
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,063,510
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,520
Univ of OK Rev 5.000% 07/01/37	290,000	319,331
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	561,775
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	500,000	501,040
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	558,150
		8,938,821
General Obligation (4.3%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	192,955
Oklahoma City OK 4.250% 03/01/22	110,000	111,485
Oklahoma City OK 5.000% 03/01/27	400,000	430,988
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,137,490
		1,872,918
Health Care (4.7%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	426,415
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	291,420
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	252,380
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	269,742
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,912
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	496,402
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	264,795
		2,017,066
Housing (1.0%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	192,160
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,796
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	95,000	95,896
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	20,000	20,380
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	15,000	15,320
		419,552
Other Revenue (23.6%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	322,660
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	293,327
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	277,367
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	552,200
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	276,753
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	160,552
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	409,000
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	464,048
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	719,844
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	255,721
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	920,888
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	513,760
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	102,565
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	102,565
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	205,504
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	294,593
OK State Water Resources Loan Program Rev. 5.000% 10/01/33	500,000	584,305
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	159,343
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	540,735
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	602,234
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	524,810
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	471,181
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	256,071
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	274,674
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	401,634
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	538,570
		10,224,904
Transportation (10.2%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	268,675
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	266,667
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,105,350
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,101,690
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	283,668
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	533,095
OK St Turnpike Auth Rev 5.000% 01/01/23	500,000	589,205
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	281,348
		4,429,698
Utilities (33.5%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	331,041
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	779,880
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	504,095
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	108,982
Glenpool Util Rev 5.100% 12/01/35	250,000	279,915
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,091,100
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	213,106
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,274,820
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,217
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,318,620
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	258,850
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	283,733
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	116,552
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	181,923
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,511,894
OK Wtr Resources Brd 5.000% 04/01/28	500,000	558,865
OK Wtr Resources Brd 5.000% 04/01/32	140,000	159,078
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	120,637
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	179,591
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	166,742
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,744
Sand Springs OK Muni Auth Util Sys Rev 4.000% 11/01/27	200,000	210,174
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	855,412
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	101,158
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	385,841
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	319,155
		14,519,125

TOTAL MUNICIPAL BONDS (COST: $40,662,099)		$42,422,084

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $408,691)	408,691	$408,691

TOTAL INVESTMENTS IN SECURITIES (COST: $41,070,790) (98.9%)		$42,830,775
OTHER ASSETS LESS LIABILITIES (1.1%)		468,886

NET ASSETS (100.0%)		$43,299,661

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 30, 2015.
#When-issued purchase as of October 30, 2015.

Maine Municipal Fund
Schedule of InvestmentsOctober 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (15.5%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$140,036
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	107,956
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	777,419
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	110,000	113,508
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	25,000	25,755
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	194,968
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	271,327
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	300,513
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	112,728
Univ of ME Sys Rev 4.625% 03/01/29	100,000	105,715
Univ of ME Sys Rev 4.750% 03/01/37	545,000	577,057
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,158
		2,732,140
General Obligation (20.1%)
Auburn, ME GO 4.500% 09/01/22	100,000	116,995
Bangor ME 4.000% 09/01/24	155,000	165,204
Falmouth ME GO 4.250% 11/15/31	200,000	215,870
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	112,158
Gray ME Unlimited GO 4.000% 10/15/26	280,000	301,605
Gray ME Unlimited GO 4.000% 10/15/27	280,000	300,490
Lewiston ME GO 3.000% 01/15/25	185,000	186,806
State of Maine General Obligation 4.000% 06/01/20	150,000	171,639
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	278,750
Portland ME 4.250% 05/01/29	150,000	161,229
Portland ME 4.125% 10/01/29	100,000	106,713
Portland ME UNLTD GO 5.000% 08/01/21	125,000	151,921
Portland ME 5.000% 08/01/22	125,000	149,076
Saco ME GO 4.000% 04/01/28	100,000	107,008
Scarborough, ME GO 4.000% 11/01/28	100,000	108,474
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	267,887
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	111,833
Waterville ME GO 4.000% 07/01/25	135,000	149,322
Waterville ME GO 3.000% 04/01/25	250,000	265,758
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	116,132
		3,544,870
Health Care (23.9%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	562,270
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,203
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	650,028
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	127,272
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	287,840
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	266,420
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	249,791
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	209,532
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	227,806
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	208,121
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	300,370
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	558,405
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	553,795
		4,217,853
Housing (11.1%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,118,670
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,156
ME St Hsg Auth Mtg Pur 4.375% 11/15/25	100,000	102,094
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	437,445
ME St Hsg Auth Mtg Pur Ref 4.000% 11/15/30	250,000	250,585
		1,955,950
Other Revenue (8.4%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	216,546
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	287,428
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	129,322
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	147,686
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	120,487
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,009
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	569,322
		1,475,800
Transportation (11.4%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,148,980
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	256,440
Portland ME Airport Rev 5.250% 01/01/35	250,000	269,253
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,506
Portland ME Airport Rev 5.000% 07/01/23	100,000	116,004
Portland ME Airport Rev 5.000% 07/01/24	100,000	114,587
		2,020,770
Utilities (5.9%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	528,515
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	518,775
		1,047,290

TOTAL MUNICIPAL BONDS (COST: $16,293,206)		$16,994,673

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $464,166)	464,166	$464,166

TOTAL INVESTMENTS IN SECURITIES (COST: $16,757,372) (98.9%)		$17,458,839
OTHER ASSETS LESS LIABILITIES (1.1%)		189,443

NET ASSETS (100.0%)		$17,648,282

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 30, 2015.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of InvestmentsOctober 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (15.2%)
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	$175,000	$209,097
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	50,000	53,605
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	75,991
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	209,882
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	112,958
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	110,272
		771,805
General Obligation (45.3%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	112,240
*Concord NH 4.000% 01/15/24	100,000	114,581
Dover NH GO Ref 5.000% 6/15/25	100,000	125,896
Dover NH GO 4.000% 6/15/28	100,000	108,072
Hillsborough NH GO 4.000% 11/01/20	100,000	100,009
Hillsborough NH GO 4.000% 11/01/21	100,000	100,009
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	120,745
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	107,949
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	108,445
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	108,445
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	110,076
NH Mun Bd Bk Ref-Ser A 5.000% 08/15/25	100,000	123,795
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	187,738
New Hampshire State G.O. Cap Impt-Ser B 5.000% 12/01/28	75,000	91,259
NH St Cap Impt GO 5.000% 12/01/26	100,000	122,718
NH St Cap Impt GO 4.750% 03/01/27	100,000	109,897
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	106,751
Rochester NH GO Ser A 3.000% 03/1/32	130,000	131,370
Rochester NH GO Ser C 3.000% 10/15/35	100,000	96,952
Salem NH School District GO 5.000% 11/15/24	100,000	123,074
		2,310,021
Health Care (19.5%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	113,859
NH Health & Ed Facs Auth Rev Conway Hosp 5.250% 06/01/16	100,000	101,888
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	106,245
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	107,630
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	100,034
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	158,319
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	113,510
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	113,562
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	79,469
		994,516
Housing (8.1%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	75,000	76,087
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	145,000	149,488
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	75,000	78,603
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	105,716
		409,894
Other Revenue (3.0%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	153,583

Transportation (2.3%)
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	118,198

Utilities (4.4%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	112,284
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	113,477
		225,761

TOTAL MUNICIPAL BONDS (COST: $4,849,874)		$4,983,778

SHORT-TERM SECURITIES (1.0%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $52,510)	52,510	$52,510

TOTAL INVESTMENTS IN SECURITIES (COST: $4,902,384) (98.8%)		$5,036,288
OTHER ASSETS LESS LIABILITIES (1.2%)		62,302

NET ASSETS (100.0%)		$5,098,590

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of October 30, 2015.

NOTE: INVESTMENT IN SECURITIES (unaudited)
October 30, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$54,497,773	$39,193,627	$41,070,790	$16,757,372	$4,902,384
Unrealized appreciation	$3,102,125	$1,769,637	$1,804,308	$738,509	$141,348
Unrealized depreciation	($23,098)	($53,062)	($44,323)	($37,042)	($7,444)
Net unrealized appreciation (depreciation)*	$3,079,027	$1,716,575	$1,759,985	$701,467	$133,904

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.
NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 30, 2015:

Kansas Municipal Fund

Level 1	Level 2	Level 3	Total
Short Term Securities	$952,139	$0	$0	$952,139
Municipal Bonds	0	56,624,661	0	56,624,661
Total	$952,139	$56,624,661	$0	$57,576,800

Nebraska Municipal Fund

Level 1	Level 2	Level 3	Total
Short Term Securities	$760,380	$0	$0	$760,380
Municipal Bonds	0	40,149,822	0	40,149,822
Total	$760,380	$40,149,822	$0	$40,910,202

Oklahoma Municipal Fund

Level 1	Level 2	Level 3	Total
Short Term Securities	$408,691	$0	$0	$408,691
Municipal Bonds	0	42,422,084	0	42,422,084
Total	$408,691	$42,422,084	$0	$42,830,775

Maine Municipal Fund

Level 1	Level 2	Level 3	Total
Short Term Securities	$464,166	$0	$0	$464,166
Municipal Bonds	0	16,994,673	0	16,994,673
Total	$464,166	$16,994,673	$0	$17,458,839
.
New Hampshire Municipal Fund

Level 1	Level 2	Level 3	Total
Short Term Securities	$52,510	$0	$0	$52,510
Municipal Bonds	0	4,983,778	0	4,983,778
Total	$52,510	$4,983,778	$0	$5,036,288

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By:/s/ Shannon D. Radke
Shannon D. Radke
President

December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Shannon D. Radke
Shannon D. Radke
President

December 28, 2015

By:/s/ Adam Forthun
Adam Forthun
Treasurer

December 28, 2015